Financial Risk Management - Derivative Financial Instruments Per Category (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Derivative [Line Items]
Derivative Assets		€ 137.5		€ 101.9
Derivative Assets, Noncurrent	[1]	103.0		59.7
Derivative Assets, Current	[1]	34.5		42.2
Derivative Liabilities	[2]	3.9		47.4
Derivative Liabilities, Noncurrent		0.0		32.0
Derivative Liabilities, Current		3.9		15.4
Available-for-sale Securities, Current		1,185.8		913.3
Cash Flow Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets		0.0		0.0
Derivative Liabilities		0.0		0.0
Cash Flow Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets		2.4		6.5
Derivative Liabilities		0.6		0.9
Net Investment Hedging [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets		0.0		0.0
Derivative Liabilities		0.0		2.6
Fair Value Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets		134.3		88.5
Derivative Assets, Noncurrent		103.0		59.7
Derivative Liabilities		0.0		32.0
Derivative Liabilities, Noncurrent		0.0		32.0
Other Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets		0.8		6.9
Derivative Liabilities		3.3		11.9
Cost of Sales [Member]
Derivative [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax		2.1		10.9		€ 12.5
Gain (Loss) on Derivative Used in Net Investment Hedge, after Tax		0.0		11.9
Sales [Member]
Derivative [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax		(1.2)		(1.4)		€ 0.0
Fair Value, Recurring [Member]
Derivative [Line Items]
Derivative Assets		137.5	[3]	101.9	[4]
Derivative Liabilities		3.9	[3]	47.4	[4]
Money Market Funds, at Carrying Value		2,139.7		2,342.6	[5]
Available-for-sale Securities, Current		1,185.8	[6]	913.3	[7]
Assets, Fair Value Disclosure		3,463.0		3,357.8
Long-term Debt, Fair Value		3,247.7	[8]	3,119.4	[9]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Derivative [Line Items]
Derivative Assets		0.0	[3]	0.0	[4]
Derivative Liabilities		0.0	[3]	0.0	[4]
Money Market Funds, at Carrying Value		2,139.7		2,342.6	[5]
Available-for-sale Securities, Current		0.0		0.0	[7]
Assets, Fair Value Disclosure		2,139.7		2,342.6
Long-term Debt, Fair Value		3,247.7	[8]	3,119.4	[9]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Derivative [Line Items]
Derivative Assets		137.5	[3]	101.9	[4]
Derivative Liabilities		3.9	[3]	47.4	[4]
Money Market Funds, at Carrying Value		0.0		0.0	[5]
Available-for-sale Securities, Current		1,185.8	[6]	913.3	[7]
Assets, Fair Value Disclosure		1,323.3		1,015.2
Long-term Debt, Fair Value		0.0	[8]	0.0	[9]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Derivative [Line Items]
Derivative Assets		0.0	[3]	0.0	[4]
Derivative Liabilities		0.0	[3]	0.0	[4]
Money Market Funds, at Carrying Value		0.0		0.0	[5]
Available-for-sale Securities, Current		0.0	[6]	0.0	[7]
Assets, Fair Value Disclosure		0.0		0.0
Long-term Debt, Fair Value		€ 0.0	[8]	€ 0.0	[9]

[1]	1. For further details on derivative financial instruments see Note 24 Financial risk management.
[2]	1. For further details on derivative financial instruments see Note 24 Financial risk management.
[3]	1. Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps.
[4]	1. Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps.
[5]	2. Money market funds are part of our cash and cash equivalents. See Note 4 Cash and cash equivalents and short-term investments.
[6]
3.
Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but less than one year at the date of acquisition. See Note 4 Cash and cash equivalents and short-term investments.

[7]
3.
Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but less than one year at the date of acquisition. See Note 4 Cash and cash equivalents and short-term investments.

[8]	4. Long-term debt relates to Eurobonds. See Note 15 Long-term debt and interest and other costs.
[9]	4. Long-term debt relates to Eurobonds. See Note 15 Long-term debt and interest and other costs.